Note 8 - Accrued Liabilities (Details) - Accrued Liabilities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 2,536,034	$ 1,436,466
Administrative expenses	291,932	339,778
Vessel operating and voyage expenses	2,774,973	2,126,783
Total	$ 5,602,939	$ 3,903,027